Employment Benefits - Net Defined Benefit Liability and Asset (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Beginning balance	₩ 1,899,782
Changes in net defined benefit liability (asset)
Current service cost	524,942	₩ 509,520	₩ 440,300
Remeasurement component	(337,298)	84,775
Past service cost	5,483	(2,027)	301,442
Ending balance	1,654,870	1,899,782
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	4,570,614	4,035,400
Changes in net defined benefit liability (asset)
Current service cost	524,942	509,520
Interest cost	91,877	83,248
Remeasurement component	(345,755)	84,385
Past service cost	5,483	(2,027)
Actual payments	(282,794)	(139,956)
Others	50	44
Ending balance	4,564,417	4,570,614	4,035,400
Plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	2,670,832	2,111,313
Changes in net defined benefit liability (asset)
Interest cost	52,782	42,742
Remeasurement component	(8,457)	(390)
Contributions by the employers	317,707	582,275
Actual payments	(123,317)	(65,108)
Ending balance	₩ 2,909,547	₩ 2,670,832	₩ 2,111,313